UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGAX Global Allocation Fund –
.
PAFGX Global Allocation Fund–
.
Advisor  Class
TGAFX Global Allocation Fund–
.
I Class

T. ROWE PRICE Global Allocation Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global Allocation Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30,
2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in
Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since
May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE Global Allocation Fund

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S.
corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange
Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Allocation Fund
Portfolio Summary

* Includes the cash underlying futures positions.
SECURITY DIVERSIFICATION

T. ROWE PRICE Global Allocation Fund

* Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. If the rating agencies differ, the
highest rating is applied to the security. If a rating is
not available, the security is classified as Not Rated.
T. Rowe Price uses the rating of the underlying
investment vehicle to determine the creditworthiness
of credit default swaps and sovereign securities. The
fund is not rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
BOND PORTFOLIO PROFILE
Periods Ended 10/31/22 4/30/23
Weighted Average Effective
Duration (years) 5.9 6.2
Weighted Average Maturity
(years) 8.6 8.5
Credit Quality Diversification*
U.S. Government
Agencies** 0.0% 0.3%
U.S. Treasuries*** 25.0  24.6
AAA 6.4  5.6
AA 7.0  6.6
A 14.8  13.9
BBB 19.0  22.2
BB and Below 27.0  26.1
Not Rated 0.8  0.7
Total
100.0% 100.0%

T. ROWE PRICE Global Allocation Fund

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Global Allocation Fund

Microsoft
1.7%
Apple
1.2
Alphabet
0.9
Amazon.com
0.8
Taiwan Semiconductor
Manufacturing
0.7
Visa
0.6
Elevance Health
0.6
UnitedHealth Group
0.5
JPMorgan Chase
0.5
NVIDIA
0.5
Total
8.0%
U.S. Treasuries
6.9%
T. Rowe Price Institutional
Emerging Markets Bond
Fund
3.9
T. Rowe Price International
Bond Fund – I Class
3.0
T. Rowe Price Emerging
Markets Local Currency
Bond Fund – I Class
2.5
T. Rowe Price Institutional
High Yield Fund
2.5
T. Rowe Price Dynamic
Global Bond Fund – I Class
2.1
T. Rowe Price Institutional
Floating Rate Fund
1.2
T. Rowe Price International
Bond Fund (USD Hedged)
– I Class
0.3
JPMorgan Chase
0.1
Bank of America
0.1
Total
22.6%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
4/30/23
Bonds
Percent of
Net Assets
4/30/23
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Allocation Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Global Allocation Fund

GLOBAL ALLOCATION FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,087.90 $3.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.32   3.51
Advisor Class
Actual   1,000.00   1,087.30   5.18
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.84   5.01
I Class
Actual   1,000.00   1,089.20   3.06
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.87   2.96
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.70%,
the
2
Advisor Class was 1.00%, and the
3
I Class was 0.59%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 12.83 $ 16.75 $ 13.80 $ 13.22 $ 12.18 $ 12.68
Investment activities
Net investment
income
(1)(2)
0.13 0.20 0.16 0.15 0.23 0.20
Net realized and
unrealized gain/loss 0.97 (2.95) 2.95 0.72 1.10 (0.48)
Total from
investment activities 1.10 (2.75) 3.11 0.87 1.33 (0.28)
Distributions
Net investment
income (0.21) (0.15) (0.14) (0.18) (0.23) (0.12)
Net realized gain (0.19) (1.02) (0.02) (0.11) (0.06) (0.10)
Total distributions (0.40) (1.17) (0.16) (0.29) (0.29) (0.22)
NET ASSET VALUE
End of period $ 13.53 $ 12.83 $ 16.75 $ 13.80 $ 13.22 $ 12.18

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(3)
8.79% (17.55)% 22.66% 6.65% 11.26% (2.31)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.85%
(4)
0.86% 0.83% 0.84% 0.85% 0.89%
Net expenses after
waivers/payments
by Price Associates 0.70%
(4)
0.73% 0.72% 0.73% 0.72% 0.74%
Net investment
income 1.94%
(4)
1.37% 1.01% 1.12% 1.85% 1.56%
Portfolio turnover rate 27.0% 72.1% 42.2% 56.8% 43.1% 47.8%
Net assets, end of
period (in thousands) $736,512 $708,365 $1,037,535 $731,173 $664,057 $546,769
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 12.71 $ 16.59 $ 13.67 $ 13.13 $ 12.11 $ 12.62
Investment activities
Net investment
income
(1)(2)
0.11 0.15 0.11 0.11 0.19 0.16
Net realized and
unrealized gain/loss 0.98 (2.93) 2.93 0.71 1.09 (0.47)
Total from
investment activities 1.09 (2.78) 3.04 0.82 1.28 (0.31)
Distributions
Net investment
income (0.16) (0.08) (0.10) (0.17) (0.20) (0.10)
Net realized gain (0.19) (1.02) (0.02) (0.11) (0.06) (0.10)
Total distributions (0.35) (1.10) (0.12) (0.28) (0.26) (0.20)
NET ASSET VALUE
End of period $ 13.45 $ 12.71 $ 16.59 $ 13.67 $ 13.13 $ 12.11

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(3)
8.73% (17.85)% 22.33% 6.31% 10.87% (2.56)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.15%
(4)
1.18% 1.17% 1.17% 1.19% 1.22%
Net expenses after
waivers/payments
by Price Associates 1.00%
(4)
1.02% 1.04% 1.05% 1.04% 1.05%
Net investment
income 1.64%
(4)
1.08% 0.70% 0.81% 1.53% 1.29%
Portfolio turnover rate 27.0% 72.1% 42.2% 56.8% 43.1% 47.8%
Net assets, end of
period (in thousands) $3,655 $4,457 $6,662 $10,435 $13,949 $12,406
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 12.88 $ 16.82 $ 13.84 $ 13.25 $ 12.21 $ 12.72
Investment activities
Net investment
income
(1)(2)
0.13 0.22 0.18 0.16 0.24 0.22
Net realized and
unrealized gain/loss 0.99 (2.97) 2.97 0.72 1.10 (0.49)
Total from
investment activities 1.12 (2.75) 3.15 0.88 1.34 (0.27)
Distributions
Net investment
income (0.25) (0.17) (0.15) (0.18) (0.24) (0.14)
Net realized gain (0.19) (1.02) (0.02) (0.11) (0.06) (0.10)
Total distributions (0.44) (1.19) (0.17) (0.29) (0.30) (0.24)
NET ASSET VALUE
End of period $ 13.56 $ 12.88 $ 16.82 $ 13.84 $ 13.25 $ 12.21

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(3)
8.92% (17.49)% 22.89% 6.71% 11.32% (2.23)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.75%
(4)
0.75% 0.73% 0.75% 0.77% 0.80%
Net expenses after
waivers/payments
by Price Associates 0.59%
(4)
0.60% 0.62% 0.63% 0.63% 0.64%
Net investment
income 2.05%
(4)
1.59% 1.11% 1.22% 1.92% 1.70%
Portfolio turnover rate 27.0% 72.1% 42.2% 56.8% 43.1% 47.8%
Net assets, end of
period (in thousands) $244,417 $241,804 $191,932 $104,623 $68,428 $50,327
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Allocation Fund
April 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Globant (USD)  (1) 396 62
MercadoLibre (USD)  (1) 736 940
Total Argentina (Cost
$304
)
1,002
AUSTRALIA 0.8%
Common Stocks 0.7%
ALS  25,890 226
ANZ Group Holdings  14,656 238
Bellevue Gold  (1) 38,254 36
BHP Group  42,988 1,276
BHP Group (GBP)  19,218 566
BlueScope Steel  5,984 80
Capricorn Metals  (1) 5,079 15
Challenger  24,970 100
Cochlear  1,067 175
Downer EDI  35,365 84
Emerald Resources  (1) 23,584 30
Frontier Digital Ventures  (1) 231,511 77
Goodman Group  10,673 138
IDP Education  7,908 149
IGO  75,440 695
Macquarie Group  2,252 275
Newcrest Mining  13,910 266
Northern Star Resources  49,476 441
oOh!media  83,378 91
OZ Minerals  8,351 146
Perseus Mining  70,044 103
Pilbara Minerals  30,811 88
Red 5  (1) 235,571 26
Rio Tinto  5,108 383
Scentre Group  169,717 326
South32  191,594 542
Suncorp Group  11,585 96
Tietto Minerals  (1) 116,801 46
Worley  45,121 453
7,167
Corporate Bonds 0.1%
Ausgrid Finance, 3.85%, 5/1/23 (USD)  (2) 105,000 105
Transurban Finance, 2.45%, 3/16/31 (USD)  (2) 140,000 116

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Transurban Finance, 4.125%, 2/2/26 (USD)  (2) 15,000 15
Woodside Finance, 3.70%, 3/15/28 (USD)  (2) 67,000 63
Woodside Finance, 4.50%, 3/4/29 (USD)  (2) 105,000 101
400
Total Australia (Cost
$5,716
)
7,567
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  18,509 903
Erste Group Bank  7,600 277
OMV  2,584 122
Schoeller-Bleckmann Oilfield Equipment  1,868 117
voestalpine  573 20
Total Austria (Cost
$1,152
)
1,439
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  51,585 138
Total Bahrain (Cost
$157
)
138
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  243,951 88
Square Pharmaceuticals  59,034 117
Total Bangladesh (Cost
$250
)
205
BELGIUM 0.1%
Common Stocks 0.1%
KBC Group  1,682 120
Shurgard Self Storage  1,751 91
Umicore  8,388 275
Warehouses De Pauw  2,803 84
570
Corporate Bonds 0.0%
Anheuser-Busch, 4.90%, 2/1/46 (USD)  90,000 89
89
Total Belgium (Cost
$608
)
659

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BRAZIL 0.4%
Common Stocks 0.4%
Arco Platform, Class A (USD)  (1) 7,872 86
B3  320,200 748
CI&T, Class A (USD)  (1) 4,658 18
EDP - Energias Do Brasil  11,968 54
Grupo SBF  35,200 54
Intelbras Industria de Telecomunicacao Eletronica Brasileira  20,900 94
Klabin  63,136 242
Localiza Rent a Car  92,082 1,070
Localiza Rent a Car, Rights, 5/26/23  (1) 377 1
Multiplan Empreendimentos Imobiliarios  11,300 59
Raia Drogasil  178,018 938
Suzano  11,257 89
Vale  3,468 50
WEG  43,300 356
XP, Class A (USD)  (1) 8,486 121
3,980
Preferred Stocks 0.0%
Marcopolo  226,900 163
163
Total Brazil (Cost
$4,028
)
4,143
CANADA 1.4%
Common Stocks 1.2%
Agnico Eagle Mines (USD)  614 35
Altus Group  4,284 170
Aritzia  (1) 6,891 219
ATS  (1) 2,500 107
Barrick Gold (USD)  12,325 235
Brookfield  6,700 217
BRP  774 58
CAE  (1) 4,669 105
Calibre Mining  (1) 14,822 17
Canadian Apartment Properties REIT  (3) 2,357 86
Canadian National Railway (USD)  1,032 123
Canadian Natural Resources  2,467 150
Canadian Pacific Kansas City (USD)  3,485 275
Constellation Software  112 219
Definity Financial  11,616 315
dentalcorp Holdings  (1)(3) 12,162 80

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Descartes Systems Group  (1) 3,504 278
Descartes Systems Group (USD)  (1) 881 70
Element Fleet Management  32,251 422
ERO Copper  (1) 3,830 75
Exchange Income  (3) 1,300 50
Filo Mining  (1) 780 13
First Quantum Minerals  8,697 211
Franco-Nevada  3,247 493
Granite Real Estate Investment Trust  (3) 1,288 80
Ivanhoe Mines, Class A  (1) 1,800 16
K92 Mining  (1)(3) 30,431 145
Karora Resources  (1) 23,169 83
Kinross Gold (USD)  9,357 47
Magna International (USD)  8,378 437
Manulife Financial  18,443 364
National Bank of Canada  11,317 844
Nutrien (USD)  23,166 1,608
NuVista Energy  (1) 10,700 93
Orla Mining  (1)(3) 29,836 135
Osisko Mining  (1) 16,736 48
Osisko Mining  16,784 45
Osisko Mining, Warrants, 8/28/24  8,392 5
Parex Resources  1,300 26
Richelieu Hardware  3,331 100
Shopify, Class A  (1) 5,420 263
Shopify, Class A (USD)  (1) 13,239 641
Skeena Resources  (1)(3) 1,974 13
SNC-Lavalin Group  4,500 104
Spin Master  7,039 200
StorageVault Canada  34,778 149
Sun Life Financial  12,538 615
Suncor Energy  12,950 405
TC Energy  2,325 97
TC Energy (USD)  1,486 62
Teck Resources, Class B (USD)  4,596 214
TELUS International CDA  (1) 3,468 69
TMX Group  3,171 321
Toromont Industries  1,926 156
Tourmaline Oil  713 32
Wesdome Gold Mines  (1) 36,789 230
West Fraser Timber  259 19
Wheaton Precious Metals  1,821 90
Whitecap Resources  6,871 54
11,833

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 96
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 118
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  55,000 50
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 120
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 22
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  500,000 414
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 10
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 134
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)  235,000 234
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  240,000 241
1,439
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 131
Province of Manitoba, Series GX, 2.60%, 4/16/24 (USD)  270,000 264
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 245
Province of Quebec, Series QO, 2.875%, 10/16/24 (USD)  50,000 49
689
Total Canada (Cost
$12,731
)
13,961
CAYMAN ISLANDS 0.0%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD)  (4)(5) 11,845 24
24
Convertible Preferred Stocks 0.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD)  (1)(4)(5) 1,810 303
303
Total Cayman Islands (Cost
$134
)
327
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  17,276 318
Banco Santander Chile, ADR (USD)  15,900 304
622
Corporate Bonds 0.0%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 224
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD)  (2) 220,000 198

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD)  (2) 200,000 181
603
Total Chile (Cost
$1,062
)
1,225
CHINA 2.6%
Common Stocks 1.7%
58.com (USD)  (5) 5,864 —
Alibaba Group Holding (HKD)  (1) 52,020 550
Alibaba Group Holding, ADR (USD)  (1) 15,464 1,310
Baidu, ADR (USD)  (1) 883 107
Beijing Enterprises Holdings (HKD)  30,500 127
BOE Varitronix (HKD)  63,000 103
Bosideng International Holdings (HKD)  150,000 74
China Overseas Land & Investment (HKD)  377,500 957
China Overseas Property Holdings (HKD)  110,000 122
China Resources Gas Group (HKD)  49,700 157
China Resources Mixc Lifestyle Services (HKD)  123,000 652
Fosun International (HKD)  66,500 47
H World Group (HKD)  (1) 63,800 298
Haier Smart Home, Class H (HKD)  47,600 155
Hesai Group, ADR (USD)  (1) 1,156 10
JD Health International (HKD)  (1) 14,200 102
JD.com, Class A (HKD)  16,476 294
JOYY, ADR (USD)  1,721 52
Kanzhun, ADR (USD)  (1) 25,610 474
KE Holdings, ADR (USD)  (1) 10,800 169
Li Auto, ADR (USD)  (1) 11,200 263
Li Auto, Class A (HKD)  (1) 1,900 23
Li Ning (HKD)  132,500 948
Meituan, Class B (HKD)  (1) 40,860 698
Nongfu Spring, Class H (HKD)  48,800 265
PDD Holdings, ADR (USD)  (1) 4,500 307
PICC Property & Casualty, Class H (HKD)  236,000 285
Ping An Insurance Group, Class H (HKD)  19,500 142
Shandong Weigao Group Medical Polymer, Class H (HKD)  137,600 235
Silergy (TWD)  21,000 332
Sunny Optical Technology Group (HKD)  11,400 120
Tencent Holdings (HKD)  70,754 3,143
Tsingtao Brewery, Class H (HKD)  22,000 236
Yangzijiang Shipbuilding Holdings (SGD)  300,300 280
Yum China Holdings (HKD)  2,850 174
Yum China Holdings (USD)  37,675 2,305
Zhongsheng Group Holdings (HKD)  309,000 1,320
16,836

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Common Stocks - China A Shares 0.8%
Beijing Career International, A Shares (CNH)  11,900 70
Chacha Food, A Shares (CNH)  66,400 415
China Oilfield Services, A Shares (CNH)  56,400 132
Foshan Haitian Flavouring & Food, A Shares (CNH)  34,400 351
Fuyao Glass Industry Group, A Shares (CNH)  155,901 765
Glodon, A Shares (CNH)  42,100 353
Hichain Logistics, A Shares (CNH)  (1) 21,200 73
Hongfa Technology, A Shares (CNH)  76,800 347
Hundsun Technologies, A Shares (CNH)  82,190 587
Inner Mongolia Yili Industrial Group, A Shares (CNH)  34,100 146
Jason Furniture Hangzhou, A Shares (CNH)  31,994 171
Kweichow Moutai, A Shares (CNH)  1,560 397
Moon Environment Technology, A Shares (CNH)  37,200 80
NARI Technology, A Shares (CNH)  35,568 134
Pony Testing International Group, A Shares (CNH)  36,340 190
Qingdao Haier Biomedical, A Shares (CNH)  10,677 106
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  16,200 68
Sangfor Technologies, A Shares (CNH)  500 9
Shandong Pharmaceutical Glass, A Shares (CNH)  44,800 159
Shenzhen Inovance Technology, A Shares (CNH)  56,548 505
Shenzhen Megmeet Electrical, A Shares (CNH)  40,600 176
Songcheng Performance Development, A Shares (CNH)  296,900 625
Toly Bread, A Shares (CNH)  38,280 63
Warom Technology, A Shares (CNH)  50,600 199
Xiamen Faratronic, A Shares (CNH)  5,900 114
Yantai Jereh Oilfield Services Group, A Shares (CNH)  26,000 102
Yifeng Pharmacy Chain, A Shares (CNH)  90,034 648
YTO Express Group, A Shares (CNH)  30,600 77
Yunnan Aluminium, A Shares (CNH)  48,400 100
Zhejiang Sanhua Intelligent Controls, A Shares (CNH)  90,000 304
Zhejiang Supcon Technology, A Shares (CNH)  5,138 72
Zwsoft Guangzhou, A Shares (CNH)  8,528 241
7,779
Corporate Bonds 0.1%
Baidu, 3.875%, 9/29/23 (USD)  210,000 209
State Grid Overseas Investment, 3.75%, 5/2/23 (USD)  (2) 215,000 215
Weibo, 3.50%, 7/5/24 (USD)  255,000 249
673
Total China (Cost
$26,013
)
25,288

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
COLOMBIA 0.0%
Common Stocks 0.0%
Geopark (USD)  1,400 15
Total Colombia (Cost
$16
)
15
CYPRUS 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD)  (1)(5) 584 —
Total Cyprus (Cost
$32
)
—
DENMARK 0.3%
Common Stocks 0.3%
Carlsberg, Class B  915 151
Genmab  (1) 696 286
Novo Nordisk, ADR (USD)  1,514 253
Novo Nordisk, Class B  6,447 1,072
ROCKWOOL, Class B  1,406 341
Royal Unibrew  1,163 104
Zealand Pharma  (1) 5,115 173
2,380
Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD)  (2)(6) 335,000 320
320
Total Denmark (Cost
$2,512
)
2,700
EGYPT 0.0%
Common Stocks 0.0%
Integrated Diagnostics Holdings (USD)  165,278 75
Total Egypt (Cost
$162
)
75
ESTONIA 0.0%
Common Stocks 0.0%
Enefit Green  8,411 43
Total Estonia (Cost
$34
)
43

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
FINLAND 0.3%
Common Stocks 0.3%
Elisa  4,736 294
Kojamo  25,134 312
Metso Outotec  20,422 226
Sampo, Class A  21,280 1,079
Stora Enso, Class R  22,778 289
UPM-Kymmene  1,708 54
Valmet  17,458 591
2,845
Corporate Bonds 0.0%
Nordea Bank, 1.00%, 6/9/23 (USD)  (2) 205,000 204
204
Total Finland (Cost
$2,521
)
3,049
FRANCE 1.9%
Common Stocks 1.8%
Air Liquide  2,743 493
Airbus  9,317 1,305
Alstom  4,319 109
ArcelorMittal  5,007 142
AXA  39,670 1,295
BNP Paribas  9,800 633
Capgemini  1,189 217
Dassault Aviation  2,089 408
Edenred  2,465 160
Engie  54,699 875
Esker  684 104
EssilorLuxottica  5,026 995
Eurofins Scientific  (3) 10,129 708
Faurecia  (1) 3,667 76
Gaztransport Et Technigaz  1,250 134
Gecina  871 97
Kering  908 581
L'Oreal  1,199 573
Legrand  4,456 422
LVMH Moet Hennessy Louis Vuitton  1,449 1,394
Nexity  (3) 5,760 151
Safran  3,590 558
Sanofi  12,986 1,399
Sartorius Stedim Biotech  768 206

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Schneider Electric  384 67
SPIE  13,472 421
Teleperformance  3,633 726
Thales  1,367 209
Tikehau Capital  5,854 161
TotalEnergies  36,071 2,305
Ubisoft Entertainment  (1) 2,975 87
Verallia  7,420 301
Virbac  341 116
17,428
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD)  (2)(6) 350,000 292
BPCE, 4.00%, 9/12/23 (USD)  (2) 265,000 263
BPCE, 4.50%, 3/15/25 (USD)  (2) 400,000 388
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 266
1,209
Total France (Cost
$13,714
)
18,637
GERMANY 1.6%
Common Stocks 1.5%
Adesso  580 87
Auto1 Group  (1) 3,489 28
BASF  5,045 261
Bayer  13,407 885
Brenntag  1,171 95
CANCOM  4,372 157
Covestro  (1) 9,940 436
Daimler Truck Holding  (1) 18,408 608
Deutsche Boerse  674 129
Deutsche Post  3,372 162
Deutsche Telekom  55,061 1,328
Evotec  (1) 25,970 477
flatexDEGIRO  (1) 24,240 261
Fresenius  12,392 359
Hannover Rueck  1,449 310
HeidelbergCement  1,297 98
Hypoport  (1) 526 84
Infineon Technologies  10,434 380
KION Group  4,808 199
Knaus Tabbert  2,016 105
Mercedes-Benz Group  2,059 161
Munich Re  2,294 862
Nagarro  (1) 1,006 108

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Puma  6,541 383
SAP  10,564 1,429
Scout24  5,585 348
Shop Apotheke Europe  (1)(3) 3,515 351
Siemens  18,001 2,967
Siemens Healthineers  7,954 496
Siltronic  1,418 102
Stroeer  216 12
Symrise  3,373 408
Vonovia  1,525 33
Zalando  (1) 5,240 216
14,325
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27 (USD)  (2) 155,000 149
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD)  (2) 155,000 156
305
Preferred Stocks 0.1%
Dr. Ing. h.c. F. Porsche  (1) 4,137 518
Sartorius  (3) 293 114
Volkswagen  3,342 456
1,088
Total Germany (Cost
$13,219
)
15,718
HONG KONG 0.4%
Common Stocks 0.4%
AIA Group  126,000 1,372
Budweiser Brewing APAC  351,000 1,014
CK Hutchison Holdings  14,500 97
Galaxy Entertainment Group  (1) 19,000 135
Hong Kong Exchanges & Clearing  1,700 71
Hongkong Land Holdings (USD)  26,800 119
Impro Precision Industries  260,000 96
Kerry Properties  20,000 52
Samsonite International  (1) 57,300 182
Sun Hung Kai Properties  12,083 168
Wharf Real Estate Investment  16,000 92
Total Hong Kong (Cost
$2,540
)
3,398

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  18,213 555
Total Hungary (Cost
$608
)
555
ICELAND 0.0%
Common Stocks 0.0%
Marel  64,653 279
Total Iceland (Cost
$367
)
279
INDIA 0.9%
Common Stocks 0.9%
Asian Paints  8,480 301
Astral  11,148 198
Axis Bank  58,100 613
Blue Star  6,940 126
CreditAccess Grameen  (1) 8,376 99
Fine Organic Industries  527 29
FSN E-Commerce Ventures  (1) 23,472 35
HDFC Asset Management  7,873 171
HDFC Bank  30,752 636
HDFC Life Insurance  79,276 515
Hindustan Unilever  9,611 289
Housing Development Finance  17,348 590
ICICI Bank, ADR (USD)  5,520 126
Indus Towers  28,334 54
Info Edge India  1,315 61
Infosys  41,989 648
Kotak Mahindra Bank  41,932 995
Larsen & Toubro  5,700 165
Maruti Suzuki India  2,835 299
NTPC  127,583 269
Page Industries  110 54
Polycab India  4,285 168
Reliance Industries  25,935 770
Shriram Finance  6,816 111
Tata Consultancy Services  3,777 149
TeamLease Services  (1) 2,493 65
Torrent Pharmaceuticals  6,644 134
Varun Beverages  3,414 60

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
V-Mart Retail  1,908 51
Voltas  77,971 763
Zomato  (1) 150,836 120
Total India (Cost
$7,893
)
8,664
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,202,200 744
Sarana Menara Nusantara  1,193,000 83
Sumber Alfaria Trijaya  691,000 137
Total Indonesia (Cost
$473
)
964
IRELAND 0.2%
Common Stocks 0.1%
Cairn Homes (GBP)  149,798 171
DCC (GBP)  4,053 252
Kenmare Resources (GBP)  11,092 64
Kerry Group, Class A  1,185 125
612
Corporate Bonds 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 135
Avolon Holdings Funding, 3.95%, 7/1/24 (USD)  (2) 70,000 68
Avolon Holdings Funding, 5.25%, 5/15/24 (USD)  (2) 215,000 212
CRH America Finance, 3.95%, 4/4/28 (USD)  (2) 400,000 385
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD)  (2) 315,000 314
1,114
Total Ireland (Cost
$1,753
)
1,726
ITALY 0.8%
Common Stocks 0.7%
Amplifon  18,894 694
Ariston Holding  14,008 160
Banca Mediolanum  14,405 130
BFF Bank  8,865 85
Carel Industries  10,639 279
Davide Campari-Milano  34,970 451
De' Longhi  7,275 169
DiaSorin  1,040 113
Enel  126,295 863
Ermenegildo Zegna (USD)  21,567 279

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ferrari  2,015 561
FinecoBank Banca Fineco  25,601 388
GVS  (1) 14,646 100
Intesa Sanpaolo  174,009 458
Leonardo  11,062 132
Moncler  5,556 412
PRADA (HKD)  40,300 297
Prysmian  23,333 955
Stellantis  8,232 136
Technoprobe  (1) 7,701 55
UniCredit  10,160 201
6,918
Corporate Bonds 0.1%
Enel Finance International, 1.875%, 7/12/28 (USD)  (2) 200,000 170
Eni, Series X-R, 4.00%, 9/12/23 (USD)  (2) 295,000 291
461
Total Italy (Cost
$5,205
)
7,379
JAPAN 4.1%
Common Stocks 4.0%
Aida Engineering  10,300 65
Aiful  89,400 243
Asahi Group Holdings  4,700 182
Asahi Kasei  28,300 200
Asics  400 11
Astellas Pharma  63,000 949
BayCurrent Consulting  6,300 219
Benefit One  2,500 34
Central Japan Railway  1,700 211
Chugai Pharmaceutical  6,900 178
CyberAgent  23,200 203
Daiei Kankyo  19,700 267
Dai-ichi Life Holdings  11,200 208
Daiichi Sankyo  12,700 436
Daikin Industries  700 127
Daio Paper  18,900 153
Daiwabo Holdings  17,900 338
Demae-Can  (1)(3) 8,000 22
Denso  5,800 350
DIC  11,000 203
Disco  2,800 319
East Japan Railway  4,300 246
eGuarantee  3,600 56

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Eiken Chemical  10,100 117
Eisai  3,300 190
Electric Power Development  23,200 371
Fancl  8,800 152
Fast Retailing  1,200 284
Food & Life  7,800 188
Fujitsu  1,500 200
Fukui Computer Holdings  3,400 68
Fukuoka Financial Group  3,400 64
GMO Payment Gateway  1,700 133
Hamamatsu Photonics  8,900 472
Hanwa  9,800 304
Harmonic Drive Systems  4,800 147
Hikari Tsushin  5,000 682
Hitachi  11,000 609
Honda Motor  3,900 103
Horiba  2,300 127
Hoshino Resorts REIT  (3) 58 302
Hoshizaki  16,400 578
Idec  6,700 164
IHI  3,700 93
Industrial & Infrastructure Fund Investment  43 49
Invincible Investment  172 74
Isetan Mitsukoshi Holdings  5,300 59
ITOCHU  6,100 202
JMDC  (1) 2,500 90
Kansai Paint  16,700 235
Kao  5,100 206
Katitas  3,700 72
Keyence  1,500 676
Kirin Holdings  10,800 175
Kobe Bussan  7,300 204
Kyoritsu Maintenance  600 24
Kyowa Kirin  3,400 76
Lasertec  1,900 259
LITALICO  1,200 22
MatsukiyoCocokara  2,500 134
Media Do  (1)(3) 2,500 26
Medley  (1) 1,700 44
Mercari  (1) 2,000 34
METAWATER  7,300 96
MINEBEA MITSUMI  3,500 65
Mitsubishi  8,000 297
Mitsubishi Electric  47,300 587
Mitsubishi Estate  8,900 110
Mitsubishi HC Capital  25,000 130

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Mitsubishi UFJ Financial Group  202,500 1,268
Mitsui Fudosan  48,100 955
Mitsui Fudosan Logistics Park  23 86
Mitsui Mining & Smelting  6,800 162
Miura  11,200 298
Modec  (1) 9,000 98
Murata Manufacturing  12,500 709
Musashi Seimitsu Industry  12,500 169
Nakanishi  6,400 121
NET One Systems  6,200 146
Nexon  3,200 72
Nextage  22,800 414
NIDEC  6,200 307
Nifco  4,400 127
Nihon M&A Center Holdings  5,800 44
Nintendo  4,800 203
Nippon Ceramic  3,200 64
Nippon Paint Holdings  23,300 210
Nippon Sanso Holdings  9,300 168
Nippon Seiki  12,900 82
Nippon Shokubai  1,300 52
Nippon Soda  7,600 262
Nippon Steel  15,900 340
Nippon Telegraph & Telephone  70,600 2,154
Nipro  25,300 191
Niterra  8,500 178
Nitori Holdings  1,800 229
Nomura Research Institute  5,900 148
NTT Data  31,000 421
Obara Group  (3) 6,800 214
Olympus  25,000 438
Omron  3,100 182
Oriental Land  7,500 265
ORIX  35,300 601
Otsuka Holdings  14,500 493
Outsourcing  7,900 81
Panasonic Holdings  51,000 480
Persol Holdings  15,600 322
Recruit Holdings  11,400 320
Renesas Electronics  (1) 14,200 185
Ryohin Keikaku  6,500 68
Sakata INX  20,600 168
Sankyu  2,100 74
Sanwa Holdings  9,700 106
Seven & i Holdings  25,500 1,156
SHIFT  (1) 1,100 205

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Shimadzu  7,800 244
Shiseido  6,900 346
SMC  400 200
Socionext  1,700 141
Sompo Holdings  11,200 467
Sony Group  11,700 1,059
Stanley Electric  28,400 641
Sumitomo  25,600 459
Sumitomo Densetsu  12,800 266
Sumitomo Electric Industries  30,100 384
Sumitomo Metal Mining  1,000 37
Sumitomo Mitsui Financial Group  6,600 270
Sumitomo Mitsui Trust Holdings  5,200 187
Sumitomo Seika Chemicals  3,100 100
Suzuki Motor  21,500 750
Taiheiyo Cement  16,700 299
Taiyo Yuden  1,400 43
Takeda Pharmaceutical  3,800 126
Takeuchi Manufacturing  5,700 156
Takuma  7,000 73
TechnoPro Holdings  10,300 281
THK  5,800 130
TKP  (1)(3) 5,500 110
Tokai Carbon  20,000 182
Tokio Marine Holdings  20,600 414
Tokyo Century  3,900 134
Tokyo Electron  6,000 687
Tokyo Seimitsu  2,000 74
Tokyo Tatemono  19,300 244
Tokyu  21 28
Tosoh  1,500 20
Toyo Tire  13,200 157
Toyota Motor  56,900 781
Visional  (1) 3,100 163
Welcia Holdings  4,400 92
Yellow Hat  12,400 176
Z Holdings  108,400 297
39,768
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD)  (6) 300,000 266
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)  340,000 339
605
Total Japan (Cost
$35,301
)
40,373

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  10,054 135
Kaspi.KZ, GDR (USD)  4,731 391
NAC Kazatomprom, GDR (USD)  11,513 327
Total Kazakhstan (Cost
$738
)
853
KENYA 0.0%
Common Stocks 0.0%
Safaricom  79,100 10
Total Kenya (Cost
$27
)
10
LUXEMBOURG 0.0%
Common Stocks 0.0%
Majorel Group Luxembourg  8,076 262
Total Luxembourg (Cost
$269
)
262
MEXICO 0.3%
Common Stocks 0.2%
Becle  26,215 61
Corp Inmobiliaria Vesta  38,700 122
Gruma, Class B  753 12
Grupo Aeroportuario del Sureste, ADR (USD)  353 101
Grupo Financiero Banorte, Class O  22,000 191
Grupo Mexico, Series B  90,088 440
Wal-Mart de Mexico  216,893 874
1,801
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD)  (2) 150,000 149
149
Government Bonds 0.1%
Mexico Government International Bond, 3.50%, 2/12/34 (USD)  505,000 435
435
Total Mexico (Cost
$1,996
)
2,385

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MOROCCO 0.1%
Common Stocks 0.1%
Attijariwafa Bank  5,556 224
Hightech Payment Systems  242 144
Label Vie  194 86
Total Morocco (Cost
$463
)
454
NETHERLANDS 1.3%
Common Stocks 1.2%
Aalberts  3,068 142
Adyen  (1) 587 943
AerCap Holdings (USD)  (1) 2,489 140
Akzo Nobel  17,339 1,438
Argenx, ADR (USD)  (1) 467 181
ASML Holding  5,587 3,546
ASML Holding (USD)  1,564 996
ASR Nederland  6,337 279
DSM-Firmenich  (1) 512 67
Heineken  (3) 9,040 1,038
IMCD  1,815 273
ING Groep  113,645 1,410
Koninklijke Philips  30,132 636
Prosus  12,121 907
Signify  3,135 105
Van Lanschot Kempen, CVA  4,763 145
12,246
Corporate Bonds 0.1%
ING Groep, 3.55%, 4/9/24 (USD)  255,000 250
JDE Peet's, 1.375%, 1/15/27 (USD)  (2) 290,000 253
NXP, 2.65%, 2/15/32 (USD)  375,000 308
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 73
884
Total Netherlands (Cost
$9,474
)
13,130
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  10,440 179
Total New Zealand (Cost
$38
)
179

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NORWAY 0.3%
Common Stocks 0.3%
Bakkafrost  1,255 91
DNB Bank  (3) 41,560 731
Equinor  (3) 34,239 986
Norsk Hydro  28,410 209
Seadrill (USD)  (1) 5,104 186
Storebrand  71,330 550
Subsea 7  8,751 100
TGS  20,276 318
Total Norway (Cost
$2,549
)
3,171
PAKISTAN 0.0%
Common Stocks 0.0%
Systems  (1) 29,119 47
Total Pakistan (Cost
$43
)
47
PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 27
Total Panama (Cost
$27
)
27
PERU 0.1%
Common Stocks 0.1%
Alicorp  15,908 28
Credicorp (USD)  1,906 258
InRetail Peru (USD)  1,130 37
Southern Copper (USD)  3,802 292
Total Peru (Cost
$488
)
615
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank  182,432 475
Converge Information and Communications Technology
Solutions  (1) 158,800 34
Jollibee Foods  62,140 253
Nickel Asia  255,600 31
SM Investments  18,886 306

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Universal Robina  106,870 284
Total Philippines (Cost
$1,251
)
1,383
POLAND 0.0%
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 54
Total Poland (Cost
$55
)
54
PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R  235,377 61
Galp Energia  31,157 376
Jeronimo Martins  35,184 888
Total Portugal (Cost
$957
)
1,325
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  86,689 367
Total Qatar (Cost
$462
)
367
ROMANIA 0.0%
Common Stocks 0.0%
Banca Transilvania  47,474 203
Fondul Proprietatea  109,966 51
OMV Petrom  910,413 99
Total Romania (Cost
$362
)
353
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa  (1)(5) 80,680 —
Gazprom  (5) 31,212 —
HeadHunter Group, ADR (USD)  (1)(5) 4,246 —
MMC Norilsk Nickel  (5) 311 —
Moscow Exchange  (1)(5) 51,640 —
Ozon Holdings, ADR (USD)  (1)(5) 1,917 13
Polyus  (1)(5) 294 —
X5 Retail Group, GDR (USD)  (1)(5) 14,509 97

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Yandex, Class A (USD)  (1)(5) 7,997 —
Total Russia (Cost
$1,384
)
110
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Al Rajhi Bank  12,588 260
Arabian Internet & Communications Services  3,873 290
Nahdi Medical  13,497 648
Saudi Basic Industries  11,595 287
Saudi Tadawul Group Holding  1,981 89
1,574
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD)  (2) 245,000 240
240
Total Saudi Arabia (Cost
$1,684
)
1,814
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  81,600 125
DBS Group Holdings  10,100 249
Sea, ADR (USD)  (1) 11,901 906
United Overseas Bank  29,800 633
Wilmar International  127,600 377
Total Singapore (Cost
$1,918
)
2,290
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  12,365 187
Total Slovenia (Cost
$159
)
187
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Anglo American Platinum  829 49
Capitec Bank Holdings  5,395 470
Clicks Group  34,262 500
Impala Platinum Holdings  4,721 46
Northam Platinum Holdings  (1) 8,638 85
Sibanye Stillwater  15,684 35
1,185

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD)  (2) 200,000 168
168
Total South Africa (Cost
$1,393
)
1,353
SOUTH KOREA 0.6%
Common Stocks 0.6%
Korea Zinc  65 25
KT  8,566 192
KT, ADR (USD)  7,527 85
LG Chem  1,492 829
Lotte Chemical  542 68
NAVER  3,197 463
POSCO Holdings  1,645 466
Samsung Electronics  67,569 3,325
SK Hynix  4,152 279
Total South Korea (Cost
$4,156
)
5,732
SPAIN 0.4%
Common Stocks 0.4%
Aedas Homes  6,080 93
Amadeus IT Group  (1) 23,064 1,621
Cellnex Telecom  10,102 425
CIE Automotive  4,406 133
Fluidra  (3) 29,861 512
Iberdrola  68,124 883
Indra Sistemas  3,220 43
Laboratorios Farmaceuticos Rovi  4,868 215
Linea Directa Aseguradora Cia de Seguros y Reaseguros  (3) 40,120 37
3,962
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 177
177
Total Spain (Cost
$3,500
)
4,139
SWEDEN 0.5%
Common Stocks 0.5%
Assa Abloy, Class B  22,413 534
Autoliv, SDR  3,026 259
Avanza Bank Holding  (3) 9,106 194

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Beijer Ref  (3) 7,991 131
Boliden  (3) 8,537 305
Elekta, Class B  26,443 222
Epiroc, Class A  8,750 175
Epiroc, Class B  3,396 58
Essity, Class B  26,141 792
LM Ericsson, Class B  (3) 90,998 501
Millicom International Cellular, SDR  (1) 4,843 87
Norva24 Group  (1) 34,243 94
Olink Holding, ADR (USD)  (1) 9,755 210
Sandvik  (3) 14,366 293
Svenska Cellulosa, Class B  28,195 387
Svenska Handelsbanken, Class A  35,912 317
Swedbank, Class A  26,278 457
Trelleborg, Class B  (3) 3,814 96
Total Sweden (Cost
$4,651
)
5,112
SWITZERLAND 1.5%
Common Stocks 1.5%
ABB  15,803 570
Alcon  13,627 992
ams  (1) 11,787 81
Barry Callebaut  353 754
DKSH Holding  2,957 236
Julius Baer Group  13,857 993
Lonza Group  1,230 767
Montana Aerospace  (1) 9,265 168
Nestle  17,234 2,211
Novartis  11,539 1,180
Partners Group Holding  625 607
PolyPeptide Group  2,057 52
Roche Holding  8,719 2,730
Sensirion Holding  (1) 831 90
SKAN Group  617 60
TE Connectivity (USD)  11,867 1,452
UBS Group  9,049 184
Zurich Insurance Group  2,637 1,279
14,406
Corporate Bonds 0.0%
Alcon Finance, 2.60%, 5/27/30 (USD)  (2) 235,000 204
UBS Group, VR, 1.364%, 1/30/27 (USD)  (2)(6) 300,000 265

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UBS Group, VR, 3.179%, 2/11/43 (USD)  (2)(6) 200,000 144
613
Total Switzerland (Cost
$11,356
)
15,019
TAIWAN 0.8%
Common Stocks 0.8%
Chailease Holding  59,000 430
Largan Precision  1,000 65
MediaTek  12,000 261
Taiwan Semiconductor Manufacturing  370,000 6,059
Taiwan Semiconductor Manufacturing, ADR (USD)  6,909 582
Vanguard International Semiconductor  110,000 312
Total Taiwan (Cost
$3,979
)
7,709
THAILAND 0.1%
Common Stocks 0.1%
Bumrungrad Hospital  28,600 199
CP ALL  419,000 799
Siam Cement  15,000 138
Total Thailand (Cost
$1,075
)
1,136
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
First Abu Dhabi Bank  69,012 267
Total United Arab Emirates (Cost
$189
)
267
UNITED KINGDOM 3.1%
Common Stocks 2.9%
Abcam, ADR (USD)  (1) 15,983 260
Adriatic Metals, CDI (AUD)  (1) 84,540 204
Amcor, CDI (AUD)  17,824 195
Anglo American  7,538 232
Ascential  (1) 150,510 483
Ashtead Group  8,412 485
ASOS  (1) 7,557 70
AstraZeneca  6,955 1,024
AstraZeneca, ADR (USD)  43,021 3,150
Auction Technology Group  (1) 10,390 91
Baltic Classifieds Group  82,814 169

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Barclays  47,932 97
Big Yellow Group  11,946 184
BP, ADR (USD)  4,427 178
Bridgepoint Group  145,898 443
British American Tobacco  3,197 118
Bunzl  5,718 228
Centamin  51,887 67
Central Asia Metals  59,854 155
Compass Group  20,415 539
Croda International  3,539 311
Dechra Pharmaceuticals  8,846 415
Derwent London  7,338 222
Diageo  11,173 510
Diploma  1,646 56
Dowlais Group  (1) 94,542 158
Dr. Martens  90,022 188
Endava, ADR (USD)  (1) 667 38
Endeavour Mining (CAD)  5,273 136
Experian  12,249 434
FD Technologies  (1) 6,290 149
Funding Circle Holdings  (1) 79,326 55
Genuit Group  24,955 94
Genus  5,348 181
Georgia Capital  (1) 6,600 67
Glencore  44,261 261
Great Portland Estates  45,241 303
Greggs  9,085 323
GSK  21,625 390
GSK, ADR (USD)  13,607 490
Helios Towers  (1) 151,404 198
Hiscox  1,292 19
HSBC Holdings  137,251 989
Imperial Brands  9,934 246
Informa  37,575 342
InterContinental Hotels Group  2,752 189
Intermediate Capital Group  18,178 298
Investec  11,389 64
IQE  (1)(3) 320,942 100
Johnson Matthey  10,344 256
Keywords Studios  10,969 373
Kingfisher  123,295 400
Lloyds Banking Group  720,161 438
London Stock Exchange Group  8,693 913
Melrose Industries  62,929 324
Molten Ventures  (1) 33,854 119
Mondi  2,894 46

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
National Express Group  53,663 82
National Grid  28,446 408
Next  4,813 408
Ocado Group  (1)(3) 24,678 157
Oxford Nanopore Technologies  (1) 21,743 63
Persimmon  14,725 244
Prudential  10,552 161
Renishaw  2,259 102
Rightmove  27,362 198
Rio Tinto  5,447 346
Rolls-Royce Holdings  (1) 123,136 236
Rotork  70,166 289
Segro  4,239 45
Shell  34,507 1,060
Shell, ADR (USD)  7,432 461
Smith & Nephew  30,638 505
Smiths Group  5,697 120
Spirax-Sarco Engineering  1,455 203
Standard Chartered  20,639 164
Syncona  (1) 44,594 86
Taylor Wimpey  63,808 103
Trainline  (1) 60,090 188
Unilever (EUR)  6,253 348
Unilever  37,748 2,102
UNITE Group  5,979 72
Victorian Plumbing Group  2,038 2
Victrex  8,721 184
Vodafone Group  94,702 114
Vodafone Group, ADR (USD)  23,035 275
Watches of Switzerland Group  (1) 15,327 160
Weir Group  13,726 318
WPP  51,695 602
YouGov  25,221 269
28,542
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $10  (1)(4)(5) 475 11
11
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD)  (6) 335,000 300
BAT Capital, 4.39%, 8/15/37 (USD)  275,000 225
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD)  (2) 210,000 188
HSBC Holdings, VR, 2.206%, 8/17/29 (USD)  (6) 200,000 170
Nationwide Building Society, 1.50%, 10/13/26 (USD)  (2) 405,000 359
NatWest Group, VR, 4.519%, 6/25/24 (USD)  (6) 300,000 299

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NatWest Markets, 2.375%, 5/21/23 (USD)  (2) 240,000 239
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 90
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (USD)  (6) 200,000 178
Standard Chartered, VR, 1.822%, 11/23/25 (USD)  (2)(6) 320,000 299
2,347
Total United Kingdom (Cost
$27,616
)
30,900
UNITED STATES 71.0%
Asset-Backed Securities 0.5%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class
C, 1.59%, 10/20/25  105,000 103
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class
D, 1.29%, 6/18/27  150,000 136
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25  (2) 105,000 102
Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class
A, 2.02%, 2/20/27  (2) 100,000 92
Carlyle U.S., Series 2019-4A, Class A11R, CLO, FRN, 3M TSFR
+ 1.32%, 6.306%, 4/15/35  (2) 250,000 246
Carmax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 82
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 132
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M TSFR +
1.402%, 6.388%, 7/15/36  (2) 250,000 244
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27  295,000 290
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51  (2) 127,075 109
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51  (2) 128,050 106
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M USD LIBOR
+ 1.12%, 6.035%, 5/20/34  (2) 250,000 245
Exeter Automobile Receivables Trust, Series 2021-1A, Class C,
0.74%, 1/15/26  106,134 104
Exeter Automobile Receivables Trust, Series 2021-2A, Class C,
0.98%, 6/15/26  74,257 72
Exeter Automobile Receivables Trust, Series 2021-4A, Class C,
1.46%, 10/15/27  215,000 205
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30  (2) 205,000 202
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33  (2) 115,000 105
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%,
8/15/35  (2) 185,000 187

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class
B, 1.32%, 9/15/27  205,000 187
GM Financial Automobile Leasing Trust, Series 2023-1, Class C,
5.76%, 1/20/27  180,000 181
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27  90,000 86
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48  (2) 105,050 100
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28  (2) 89,195 86
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%,
2/15/29  (2) 50,000 50
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38  (2) 92,615 87
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41  (2) 48,802 45
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68  (2) 163,697 156
Navient Private Education Refi Loan Trust, Series 2019-FA, Class
A2, 2.60%, 8/15/68  (2) 48,631 45
Navient Private Education Refi Loan Trust, Series 2019-GA,
Class A, 2.40%, 10/15/68  (2) 54,040 50
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69  (2) 30,375 27
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69  (2) 33,865 31
Navient Private Education Refi Loan Trust, Series 2021-A, Class
A, 0.84%, 5/15/69  (2) 43,047 38
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%,
4/20/62  (2) 176,508 159
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29  (2) 91,918 92
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51  (2) 124,994 103
Sierra Timeshare Receivables Funding, Series 2018-2A, Class A,
3.50%, 6/20/35  (2) 19,546 19
SMB Private Education Loan Trust, Series 2015-B, Class A3,
FRN, 1M USD LIBOR + 1.75%, 6.698%, 5/17/32  (2) 26,665 27
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31  (2) 39,495 38
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
FRN, 1M USD LIBOR + 1.45%, 6.398%, 2/17/32  (2) 52,934 53
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34  (2) 88,406 85
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37  (2) 42,007 41
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53  (2) 62,939 57

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53  (2) 138,479 122
4,727
Bond Mutual Funds 15.7%
T. Rowe Price Dynamic Global Bond Fund - I Class, 7.47%  (7)(8) 2,492,057 20,908
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 6.86%  (7)(8) 5,069,326 24,840
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.54%  (7)(8) 6,169,584 38,807
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.63%  (7)(8) 1,299,147 12,069
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.07%  (7)(8) 3,220,623 24,283
T. Rowe Price International Bond Fund - I Class, 3.53%  (7)(8) 4,134,962 30,020
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.54%  (7)(8) 418,284 3,401
154,328
Common Stocks 28.4%
AbbVie  7,632 1,153
Acadia Realty Trust, REIT  11,202 151
Accenture, Class A  5,040 1,413
Advanced Micro Devices  (1) 5,085 454
Affirm Holdings  (1) 2,422 24
Agilent Technologies  5,972 809
Air Products & Chemicals  292 86
Alexandria Real Estate Equities, REIT  1,980 246
Align Technology  (1) 215 70
Allstate  12,541 1,452
Alphabet, Class A  (1) 4,062 436
Alphabet, Class C  (1) 81,095 8,776
Amazon.com  (1) 73,754 7,777
Ameren  13,184 1,173
American Electric Power  5,925 548
American Express  5,892 951
American Homes 4 Rent, Class A, REIT  7,977 265
American Tower, REIT  2,296 469
AmerisourceBergen  19,858 3,313
AMETEK  12,116 1,671
Amgen  3,361 806
Amphenol, Class A  9,941 750
Analog Devices  5,664 1,019
Apartment Income REIT, REIT  630 23
Apple  67,132 11,391
Apple Hospitality REIT, REIT  8,558 127
Applied Materials  16,968 1,918

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Atlassian, Class A  (1) 1,172 173
Autodesk  (1) 6,041 1,177
AutoZone  (1) 192 511
AvalonBay Communities, REIT  3,866 697
Avery Dennison  253 44
Baker Hughes  1,800 53
Ball  1,268 67
Bank of America  116,449 3,410
Bath & Body Works  3,800 133
Becton Dickinson & Company  6,265 1,656
Berkshire Hathaway, Class B  (1) 8,740 2,872
Best Buy  6,578 490
BILL Holdings  (1) 2,642 203
Biogen  (1) 2,672 813
Block, Class A  (1) 1,500 91
Booking Holdings  (1) 737 1,980
Booz Allen Hamilton Holding  12,673 1,213
Broadcom  4,841 3,033
Broadridge Financial Solutions  5,892 857
Burlington Stores  (1) 645 124
Cactus, Class A  846 34
Camden Property Trust, REIT  1,905 210
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179  (1)(4)(5) 105 52
Carrier Global  35,995 1,505
Catalent  (1) 2,572 129
Caterpillar  199 44
CCC Intelligent Solutions Holdings  (1) 10,145 88
Ceridian HCM Holding  (1) 2,193 139
CF Industries Holdings  1,136 81
ChampionX  2,022 55
Charles Schwab  13,354 698
Chesapeake Energy  2,426 201
Chevron  11,403 1,922
Chipotle Mexican Grill  (1) 599 1,239
Chubb  17,377 3,503
Cintas  203 93
CMS Energy  821 51
Coca-Cola  33,062 2,121
Confluent, Class A  (1) 2,257 50
ConocoPhillips  2,478 255
Constellation Brands, Class A  3,347 768
Corebridge Financial  11,771 198
Coterra Energy  1,507 39
Crowdstrike Holdings, Class A  (1) 534 64
Crown Castle, REIT  1,520 187
CSX  85,434 2,618

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CubeSmart, REIT  6,301 287
Cummins  4,786 1,125
Danaher  12,360 2,928
Darling Ingredients  (1) 2,023 121
Datadog, Class A  (1) 1,048 71
DocuSign  (1) 3,544 175
Dollar General  11,651 2,580
Dominion Energy  915 52
DoorDash, Class A  (1) 1,735 106
Douglas Emmett, REIT  6,629 85
Dover  5,903 863
DTE Energy  3,091 347
East West Bancorp  1,672 86
EastGroup Properties, REIT  1,171 195
Eastman Chemical  992 84
Eaton  8,018 1,340
Elevance Health  12,462 5,840
Eli Lilly  7,182 2,843
Entergy  2,100 226
EOG Resources  1,750 209
EPAM Systems  (1) 33 9
Equinix, REIT  1,039 752
Equity LifeStyle Properties, REIT  11,235 774
Equity Residential, REIT  5,780 366
Essex Property Trust, REIT  1,309 288
Evergy  17,010 1,056
Extra Space Storage, REIT  430 65
Exxon Mobil  26,502 3,136
Federal Realty Investment Trust, REIT  159 16
Fidelity National Information Services  7,008 412
FirstEnergy  6,867 273
Fiserv  (1) 21,429 2,617
FleetCor Technologies  (1) 2,493 533
Floor & Decor Holdings, Class A  (1) 1,763 175
FMC  1,790 221
Fortinet  (1) 706 45
Freeport-McMoRan  6,926 263
FTI Consulting  (1) 1,108 200
Gaming & Leisure Properties, REIT  2,567 133
GE HealthCare Technologies  (1) 11,055 899
General Dynamics  4,180 913
General Electric  23,542 2,330
General Mills  21,118 1,872
General Motors  9,895 327
Goldman Sachs Group  3,096 1,063
Gusto, Acquisition Date: 10/4/21, Cost $24  (1)(4)(5) 826 16

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Halliburton  1,163 38
Hartford Financial Services Group  25,660 1,822
HCA Healthcare  4,297 1,235
Healthcare Realty Trust, REIT  4,733 94
Hershey  5,499 1,502
Hess  5,224 758
Hilton Worldwide Holdings  525 76
Home Depot  5,049 1,517
Honeywell International  3,966 793
Host Hotels & Resorts, REIT  2,493 40
Hubbell  5,972 1,608
Humana  2,623 1,391
Intapp  (1) 792 32
Intuit  2,453 1,089
Intuitive Surgical  (1) 4,468 1,346
Johnson & Johnson  17,542 2,872
JPMorgan Chase  34,322 4,745
Karuna Therapeutics  (1) 576 114
Keurig Dr Pepper  49,548 1,620
Kilroy Realty, REIT  2,330 68
Kimberly-Clark  2,168 314
Kimco Realty, REIT  2,984 57
Kinder Morgan  49,516 849
KLA  2,959 1,144
Kosmos Energy  (1) 34,356 220
Kraft Heinz  22,821 896
L3Harris Technologies  6,554 1,279
Lam Research  2,374 1,244
Las Vegas Sands  (1) 10,100 645
Lennar, Class A  1,665 188
Liberty Media-Liberty Formula One, Class C  (1) 8,351 603
Life Storage, REIT  3,194 429
Linde (EUR)  1,047 385
Linde  5,900 2,180
Live Nation Entertainment  (1) 2,492 169
Lululemon Athletica  (1) 1,959 744
Magnolia Oil & Gas, Class A  3,024 64
Marathon Petroleum  840 102
Marriott International, Class A  2,873 487
Marsh & McLennan  1,950 351
Martin Marietta Materials  100 36
Marvell Technology  3,480 137
Mastercard, Class A  4,843 1,840
McDonald's  8,230 2,434
Medtronic  2,600 236
Merck  22,759 2,628

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Meta Platforms, Class A  (1) 9,548 2,295
MetLife  21,370 1,311
Mettler-Toledo International  (1) 325 485
Micron Technology  37,431 2,409
Microsoft  55,036 16,910
Middleby  (1) 2,502 352
Molina Healthcare  (1) 5,299 1,579
Mondelez International, Class A  44,013 3,377
MongoDB  (1) 870 209
Monolithic Power Systems  1,721 795
Morgan Stanley  7,911 712
MSCI  154 74
Netflix  (1) 2,476 817
Newmont  6,659 316
NextEra Energy  4,282 328
NIKE, Class B  3,024 383
Norfolk Southern  2,811 571
Northrop Grumman  755 348
Nucor  2,256 334
NVIDIA  16,608 4,609
NXP Semiconductors  5,383 881
Old Dominion Freight Line  2,166 694
O'Reilly Automotive  (1) 1,613 1,480
Packaging Corp. of America  566 77
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81  (1)(4)(5) 21,572 10
Paycom Software  (1) 148 43
Pebblebrook Hotel Trust, REIT  4,645 66
PepsiCo  6,296 1,202
PG&E  (1) 3,750 64
Philip Morris International  22,179 2,217
Pinterest, Class A  (1) 11,234 258
Pioneer Natural Resources  658 143
Planet Fitness, Class A  (1) 1,841 153
PNC Financial Services Group  17,537 2,284
PotlatchDeltic, REIT  960 44
Procter & Gamble  22,939 3,587
Progressive  20,599 2,810
Prologis, REIT  13,732 1,720
Public Storage, REIT  5,310 1,566
Quanta Services  373 63
Range Resources  4,395 116
Rayonier, REIT  4,259 134
Regency Centers, REIT  6,044 371
Regeneron Pharmaceuticals  (1) 2,541 2,037
Reliance Steel & Aluminum  1,211 300
Rexford Industrial Realty, REIT  5,315 296

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Roper Technologies  1,762 801
Ross Stores  13,583 1,450
Royal Gold  336 45
RPM International  793 65
S&P Global  796 289
Saia  (1) 867 258
Salesforce  (1) 1,960 389
SBA Communications, REIT  1,344 351
Schlumberger  15,197 750
Seagen  (1) 1,521 304
Sempra Energy  3,365 523
Service Corp International  4,345 305
ServiceNow  (1) 2,213 1,017
Sherwin-Williams  1,348 320
Shoals Technologies Group, Class A  (1) 1,828 38
Simon Property Group, REIT  3,814 432
Skyward Specialty Insurance Group  (1) 3,857 82
Skyworks Solutions  9,618 1,019
SL Green Realty, REIT  786 19
Snowflake, Class A  (1) 612 91
SolarEdge Technologies  (1) 246 70
Southern  60,786 4,471
Southwestern Energy  (1) 31,784 165
Steel Dynamics  2,381 248
STERIS  3,654 689
Strategic Education  665 59
Stryker  2,083 624
Sun Communities, REIT  709 99
Synopsys  (1) 2,168 805
T-Mobile U.S.  (1) 24,441 3,517
Target  6,233 983
TechnipFMC  (1) 32,791 449
Teleflex  298 81
Terreno Realty, REIT  4,507 278
Tesla  (1) 5,052 830
Texas Instruments  14,336 2,397
Thermo Fisher Scientific  6,462 3,586
TJX  6,876 542
TransDigm Group  659 504
TransUnion  686 47
Travelers  7,373 1,336
U.S. Bancorp  46,122 1,581
Ulta Beauty  (1) 2,875 1,585
Union Pacific  6,680 1,307
UnitedHealth Group  9,867 4,855
Valero Energy  847 97

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Veeva Systems, Class A  (1) 2,114 379
Ventas, REIT  5,016 241
Venture Global LNG, Series C, Acquisition Date: 10/16/17,
Cost $4  (1)(4)(5) 1 18
VeriSign  (1) 766 170
Verisk Analytics  4,270 829
Verizon Communications  13,758 534
Verra Mobility  (1) 719 12
Vertex Pharmaceuticals  (1) 3,541 1,207
Visa, Class A  25,335 5,896
Vulcan Materials  658 115
Walmart  9,153 1,382
Walt Disney  (1) 7,181 736
Waste Connections  968 135
Wells Fargo  37,645 1,496
Welltower, REIT  5,787 458
West Pharmaceutical Services  998 361
Westrock  876 26
Weyerhaeuser, REIT  16,995 508
Zoetis  1,662 292
279,328
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97  (1)(4)(5) 2,160 69
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42  (1)(4)(5) 618 20
Canva, Series A, Acquisition Date: 11/4/21, Cost $7  (1)(4)(5) 4 2
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52  (1)(4)(5) 6,404 42
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21  (1)(4)
(5) 348 21
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68  (1)(4)
(5) 927 55
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3  (1)(4)(5) 163 8
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33  (1)(4)(5) 1,103 21
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15  (1)(4)(5) 255 34
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144  (1)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71  (1)(4)(5) 2,594 111
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122  (1)(4)(5) 2,843 122
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37  (1)
(4)(5) 2,783 38

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Lilac Solutions Safe Investment, Acquisition Date: 11/21/22,
Cost $10  (1)(4)(5) 10,202 10
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $155  (1)(4)(5) 16,193 69
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79  (1)(4)(5) 1,666 84
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $11  (1)(4)(5) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2  (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3  (1)(4)(5) 3,239 4
Treeline, Series A, Acquisition Date: 9/26/22, Cost $12  (1)(4)(5) 1,491 12
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16  (1)(4)(5) 802 16
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143  (1)(4)(5) 1,669 64
960
Corporate Bonds 2.7%
AbbVie, 2.95%, 11/21/26  145,000 138
AbbVie, 4.50%, 5/14/35  30,000 29
AbbVie, 4.70%, 5/14/45  95,000 89
AHS Hospital, 5.024%, 7/1/45  20,000 20
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 99
Ally Financial, 2.20%, 11/2/28  270,000 220
Altria Group, 2.35%, 5/6/25  40,000 38
Amazon.com, 2.80%, 8/22/24  50,000 49
Amazon.com, 3.875%, 8/22/37  150,000 140
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  19,309 17
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  154,898 133
American Express, 4.90%, 2/13/26  350,000 352
American Honda Finance, 0.75%, 8/9/24  260,000 247
American Tower, 1.45%, 9/15/26  355,000 317
Amgen, 5.15%, 3/2/28  295,000 302
Amphenol, 2.20%, 9/15/31  105,000 88
Amphenol, 4.75%, 3/30/26  25,000 25
Aon, 3.875%, 12/15/25  25,000 25
Appalachian Power, 4.45%, 6/1/45  40,000 35
Apple, 3.20%, 5/11/27  300,000 292
AT&T, 2.75%, 6/1/31  215,000 186
Autodesk, 2.40%, 12/15/31  385,000 322
AutoZone, 3.125%, 4/21/26  170,000 163
AutoZone, 3.75%, 6/1/27  70,000 68
Baltimore Gas & Electric, 3.35%, 7/1/23  225,000 224
Bank of America, 3.50%, 4/19/26  400,000 389
Bank of America, 4.45%, 3/3/26  50,000 49
Bank of America, VR, 4.244%, 4/24/38  (6) 120,000 107

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Bank of America, VR, 5.08%, 1/20/27  (6) 225,000 225
Banner Health, 1.897%, 1/1/31  65,000 54
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 102
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 177
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 25
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 10
Booking Holdings, 3.65%, 3/15/25  30,000 29
BP Capital Markets America, 1.749%, 8/10/30  180,000 151
Brighthouse Financial Global Funding, 1.55%, 5/24/26  (2) 100,000 90
Brixmor Operating Partnership, 3.90%, 3/15/27  25,000 23
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 72
Cameron LNG, 2.902%, 7/15/31  (2) 40,000 36
Cameron LNG, 3.701%, 1/15/39  (2) 30,000 25
Cardinal Health, 3.41%, 6/15/27  125,000 120
Cardinal Health, 3.75%, 9/15/25  80,000 78
Carvana, 10.25%, 5/1/30  (2) 86,000 47
Centra Health, 4.70%, 1/1/48  385,000 336
Charter Communications Operating, 4.908%, 7/23/25  50,000 50
Charter Communications Operating, Series USD, 4.50%, 2/1/24  250,000 247
Cigna Group, 3.25%, 4/15/25  250,000 243
Cigna Group, 3.75%, 7/15/23  63,000 63
Citigroup, 4.45%, 9/29/27  70,000 68
Citigroup, VR, 3.887%, 1/10/28  (6) 315,000 303
Citigroup, VR, 4.075%, 4/23/29  (6) 100,000 96
CMS Energy, 4.875%, 3/1/44  25,000 23
CNO Global Funding, 2.65%, 1/6/29  (2) 315,000 276
CommonSpirit Health, 2.76%, 10/1/24  95,000 92
CommonSpirit Health, 2.782%, 10/1/30  50,000 43
Corebridge Financial, 4.40%, 4/5/52  (2) 375,000 291
Crown Castle, 2.10%, 4/1/31  250,000 204
Crown Castle, 3.70%, 6/15/26  40,000 39
Crown Castle, 4.75%, 5/15/47  30,000 26
CVS Health, 2.70%, 8/21/40  290,000 207
Discover Financial Services, 3.75%, 3/4/25  15,000 14
Eaton Vance, 3.625%, 6/15/23  15,000 15
Elevance Health, 4.101%, 3/1/28  130,000 128
Elevance Health, 4.65%, 1/15/43  20,000 19
Energy Transfer, 5.25%, 4/15/29  120,000 120
Equifax, 5.10%, 12/15/27  145,000 147
ERAC USA Finance, 5.40%, 5/1/53  (2) 300,000 300
Essex Portfolio, 2.65%, 3/15/32  135,000 111
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 14
Experian Finance, 2.75%, 3/8/30  (2) 200,000 173
Fifth Third Bancorp, 4.30%, 1/16/24  65,000 64
FirstEnergy, Series C, 7.375%, 11/15/31  60,000 68
FirstEnergy Transmission, 4.35%, 1/15/25  (2) 65,000 64

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Fiserv, 3.20%, 7/1/26  100,000 95
Florida Gas Transmission, 4.35%, 7/15/25  (2) 215,000 211
General Motors, 4.00%, 4/1/25  55,000 54
General Motors Financial, 2.40%, 4/10/28  305,000 266
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 14
Goldman Sachs Group, 3.50%, 1/23/25  300,000 292
Goldman Sachs Group, 3.85%, 1/26/27  115,000 111
Goldman Sachs Group, 5.15%, 5/22/45  15,000 14
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32  (6) 200,000 167
Goldman Sachs Group, VR, 2.908%, 7/21/42  (6) 130,000 94
Hackensack Meridian Health, 4.211%, 7/1/48  155,000 137
Hasbro, 3.00%, 11/19/24  150,000 145
Hasbro, 3.55%, 11/19/26  420,000 397
HCA, 4.125%, 6/15/29  235,000 222
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 27
Healthpeak, 2.125%, 12/1/28  80,000 69
Healthpeak, 2.875%, 1/15/31  45,000 39
High Street Funding Trust I, 4.111%, 2/15/28  (2) 100,000 96
Honeywell International, 1.10%, 3/1/27  275,000 248
Hyundai Capital America, 1.30%, 1/8/26  (2) 145,000 131
Hyundai Capital America, 1.65%, 9/17/26  (2) 180,000 159
Hyundai Capital America, 1.80%, 10/15/25  (2) 55,000 51
Hyundai Capital America, 2.00%, 6/15/28  (2) 235,000 200
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 126
Intercontinental Exchange, 3.75%, 12/1/25  75,000 74
Jackson Financial, 1.125%, 11/22/23  270,000 263
JPMorgan Chase, 3.375%, 5/1/23  410,000 410
JPMorgan Chase, VR, 1.578%, 4/22/27  (6) 235,000 213
JPMorgan Chase, VR, 3.882%, 7/24/38  (6) 160,000 141
Kentucky Utilities, 4.375%, 10/1/45  65,000 57
KeyCorp, 2.25%, 4/6/27  90,000 78
Keysight Technologies, 4.55%, 10/30/24  230,000 229
Kilroy Realty, 3.45%, 12/15/24  40,000 38
Kilroy Realty, 4.25%, 8/15/29  25,000 22
Kilroy Realty, 4.375%, 10/1/25  15,000 14
L3Harris Technologies, 4.854%, 4/27/35  50,000 49
Liberty Mutual Group, 4.25%, 6/15/23  (2) 10,000 10
Liberty Mutual Group, 4.85%, 8/1/44  (2) 20,000 17
Life Storage, 4.00%, 6/15/29  145,000 136
LYB International Finance II, 3.50%, 3/2/27  300,000 288
M&T Bank, 3.55%, 7/26/23  345,000 343
Marriott International, Series AA, 4.65%, 12/1/28  285,000 283
Mars, 4.75%, 4/20/33  (2) 375,000 379
Marsh & McLennan, 3.50%, 6/3/24  115,000 113
McDonald's, 1.45%, 9/1/25  65,000 61

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
McKesson, 5.25%, 2/15/26  370,000 371
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 101
Met Tower Global Funding, 1.25%, 9/14/26  (2) 245,000 218
Micron Technology, 4.185%, 2/15/27  31,000 30
Microsoft, 2.921%, 3/17/52  90,000 69
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (2) 110,000 107
Mississippi Power, 3.95%, 3/30/28  170,000 164
Moody's, 2.00%, 8/19/31  335,000 275
Morgan Stanley, 4.10%, 5/22/23  200,000 200
Morgan Stanley, 4.30%, 1/27/45  45,000 40
Morgan Stanley, VR, 3.971%, 7/22/38  (6) 135,000 118
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 266
NiSource, 3.49%, 5/15/27  215,000 206
NiSource, 3.95%, 3/30/48  105,000 86
Northern Trust, 3.95%, 10/30/25  25,000 24
Northwestern University, Series 2020, 2.64%, 12/1/50  140,000 97
Nucor, 2.70%, 6/1/30  70,000 62
Nucor, 3.95%, 5/1/28  130,000 126
Omnicom Group, 3.60%, 4/15/26  50,000 49
Omnicom Group, 3.65%, 11/1/24  50,000 49
Oracle, 2.40%, 9/15/23  300,000 297
O'Reilly Automotive, 3.60%, 9/1/27  145,000 140
PACCAR Financial, 0.90%, 11/8/24  415,000 392
Pacific Gas & Electric, 2.10%, 8/1/27  125,000 109
Packaging Corp. of America, 3.65%, 9/15/24  15,000 15
PayPal Holdings, 2.40%, 10/1/24  345,000 334
PerkinElmer, 1.90%, 9/15/28  230,000 198
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 191
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 73
Pioneer Natural Resources, 5.10%, 3/29/26  50,000 50
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Pricoa Global Funding I, 3.45%, 9/1/23  (2) 270,000 268
Principal Financial Group, 2.125%, 6/15/30  160,000 133
Principal Financial Group, 3.40%, 5/15/25  35,000 34
Protective Life Global Funding, 1.082%, 6/9/23  (2) 205,000 204
Providence Health & Services Obligated Group, 4.379%,
10/1/23  25,000 25
Public Storage, 1.95%, 11/9/28  150,000 132
QUALCOMM, 3.25%, 5/20/27  107,000 104
Realty Income, 2.20%, 6/15/28  70,000 63
Regency Centers, 4.125%, 3/15/28  35,000 33
Republic Services, 2.375%, 3/15/33  355,000 296
Republic Services, 3.375%, 11/15/27  230,000 222
Rockwell Automation, 1.75%, 8/15/31  330,000 272
Roper Technologies, 2.95%, 9/15/29  60,000 54
Roper Technologies, 3.80%, 12/15/26  50,000 49

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 48
Santander Holdings USA, VR, 2.49%, 1/6/28  (6) 135,000 118
SBA Tower Trust, 2.836%, 1/15/25  (2) 250,000 238
Sempra Energy, 3.30%, 4/1/25  185,000 179
ServiceNow, 1.40%, 9/1/30  235,000 190
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  119,000 118
Simon Property Group, 2.65%, 2/1/32  340,000 282
Simon Property Group, 3.375%, 10/1/24  45,000 44
Spectra Energy Partners, 4.75%, 3/15/24  170,000 169
State Street, 3.10%, 5/15/23  25,000 25
Synchrony Financial, 4.25%, 8/15/24  375,000 358
Texas Instruments, 1.125%, 9/15/26  80,000 73
Texas Instruments, 1.375%, 3/12/25  45,000 43
Thermo Fisher Scientific, 2.80%, 10/15/41  140,000 108
Time Warner Cable, 6.55%, 5/1/37  13,000 13
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 45
Trinity Health, 4.125%, 12/1/45  25,000 22
Union Pacific, 4.75%, 9/15/41  10,000 10
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,903 3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  270,594 233
UnitedHealth Group, 3.75%, 7/15/25  40,000 39
Verizon Communications, 1.68%, 10/30/30  28,000 23
Verizon Communications, 2.625%, 8/15/26  230,000 218
Visa, 4.15%, 12/14/35  90,000 89
Vistra Operations, 3.55%, 7/15/24  (2) 135,000 131
VMware, 1.40%, 8/15/26  350,000 312
Waste Connections, 2.20%, 1/15/32  155,000 127
Wells Fargo, VR, 5.389%, 4/24/34  (6) 410,000 417
Willis North America, 3.60%, 5/15/24  40,000 39
Willis North America, 4.50%, 9/15/28  160,000 155
WP Carey, 3.85%, 7/15/29  115,000 107
26,222
Equity Mutual Funds 8.3%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund
- I Class  (7) 2,917,765 53,220
T. Rowe Price Multi-Strategy Total Return Fund - I Class  (7) 3,026,954 28,756
81,976
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 239
California State Univ., Series B, 2.795%, 11/1/41  250,000 187
California, Build America, GO, 7.625%, 3/1/40  35,000 46
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41  225,000 177
Dallas Fort Worth Int'l Airport, 2.843%, 11/1/46  150,000 113

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 322
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 15
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  15,000 18
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 145
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 20
Metropolitan Government Nashville & Davidson County Health &
Ed. Facs, Series B, 3.235%, 7/1/52  200,000 134
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  15,000 15
Miami-Dade County Transit System, Build America, Series B,
5.624%, 7/1/40  160,000 172
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42  90,000 74
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  125,000 140
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  15,000 16
New York State Urban Dev., Series B, 2.59%, 3/15/35  305,000 248
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  20,000 20
South Carolina Public Service Auth., Series D, Unrefunded
Portion, 2.388%, 12/1/23  (9) 25,000 25
Texas A&M Univ., Series B, 3.33%, 5/15/39  250,000 213
Univ. of California Regents, Build America, 5.77%, 5/15/43  15,000 17
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 24
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 103
2,488
Non-U.S. Government Mortgage-Backed Securities 0.5%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66  (2) 77,505 65
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO, ARM,
1.115%, 1/25/66  (2) 25,395 21
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66  (2) 65,132 55
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51  (2) 88,472 76
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.164%, 11/15/34  (2) 50,000 25
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44  (2) 150,000 118

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 5.952%, 10/15/36  (2) 225,000 212
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52  (2) 100,000 89
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 51
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 92
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58  25,000 24
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50  (2) 63,073 54
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 6.248%, 11/15/37  (2) 137,619 134
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 38
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 58
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 97
Connecticut Avenue Securities, Series 2021-R02, Class 2M1,
CMO, ARM, SOFR30A + 0.90%, 5.715%, 11/25/41  (2) 36,503 36
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 5.815%, 12/25/41  (2) 32,671 32
Connecticut Avenue Securities Trust, Series 2023-R02, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 7.124%, 1/25/43  (2) 77,699 78
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59  (2) 19,358 18
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M USD LIBOR + 1.38%, 6.328%, 7/15/38  (2) 97,619 95
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36  (2) 165,000 157
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (2) 6,931 6
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.769%,
12/10/40  (2) 100,000 76
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 6.637%, 12/15/36  (2) 70,000 68
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 24
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  65,000 62
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 62
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  43,406 42

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Chase Commercial Mortgage Securities Trust, Series
2022-OPO, Class B, 3.377%, 1/5/39  (2) 100,000 81
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (2) 38,325 34
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (2) 45,385 40
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%, 5.675%, 8/25/50  (2) 9,634 9
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50  (2) 17,128 16
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.105%, 4/15/38  (2) 255,000 247
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62  (2) 27,713 27
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47  20,000 19
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 33
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 82
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 147
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49  25,000 23
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D,
ARM, 3.283%, 11/10/36  (2) 130,000 114
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52  (2) 138,381 114
NYO Commercial Mortgage Trust, Series 2021-1290, Class C,
ARM, 1M USD LIBOR + 1.995%, 6.943%, 11/15/38  (2) 295,000 253
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 6.12%, 10/25/59  (2) 11,530 11
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.20%, 12/25/49  (2) 189,420 158
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48  (2) 7,047 7
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M USD LIBOR + 1.50%, 6.448%, 5/15/38  (2) 110,000 94
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (2) 2,631 3
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55  (2) 26,437 23
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 5.615%, 8/25/33  (2) 39 —
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 6.915%, 10/25/33  (2) 60,000 59

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 6.315%, 10/25/41  (2) 100,000 96
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 5.665%, 11/25/41  (2) 139,740 138
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 6.815%, 4/25/42  (2) 140,563 141
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 6.915%, 3/25/42  (2) 116,540 117
Structured Agency Credit Risk Debt Notes, Series 2023-DNA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 6.924%, 3/25/43  (2) 38,869 39
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57  (2) 27,397 26
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58  (2) 19,032 19
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59  (2) 18,081 17
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59  (2) 38,834 37
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66  (2) 38,734 33
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66  (2) 237,153 203
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68  (2) 131,848 132
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 40
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48  100,000 96
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 72
4,765
Private Investment Companies 7.6%
Blackstone Partners Offshore Fund, Series E1  (5) 33,976 75,153
75,153
U.S. Government & Agency Mortgage-Backed
Securities 0.1%
Federal Home Loan Mortgage, 2.952%, 2/25/27  21 21
Federal Home Loan Mortgage, ARM
3.71%, 9/25/32  370 357
4.43%, 2/25/33  285 290
668
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 6.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 1,225
U.S. Treasury Bonds, 1.375%, 8/15/50  990,000 595

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 1.75%, 8/15/41  1,510,000 1,098
U.S. Treasury Bonds, 1.875%, 2/15/41  2,530,000 1,899
U.S. Treasury Bonds, 1.875%, 2/15/51  3,590,000 2,456
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,766
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 257
U.S. Treasury Bonds, 2.25%, 2/15/52  (10) 1,545,000 1,152
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 116
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 55
U.S. Treasury Bonds, 2.75%, 8/15/47  (11) 5,915,000 4,922
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 487
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 346
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 380
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 192
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 646
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 131
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 703
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 265
U.S. Treasury Bonds, 3.125%, 8/15/44  610,000 547
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 207
U.S. Treasury Bonds, 3.625%, 2/15/53  330,000 327
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 597
U.S. Treasury Bonds, 3.875%, 2/15/43  205,000 207
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 159
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  120,173 82
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52  221,327 150
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  267,964 191
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  249,795 209
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  651,045 562
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  237,913 203
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  321,097 284
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  378,191 332
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  161,398 141
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  157,739 151
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  343,696 343
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  1,099,865 1,072
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  321,167 312
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  770,209 743
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  81,856 79
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  918,179 879
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  3,340,091 3,210
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  1,816,358 1,726
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  1,084,889 1,004
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  404,485 372
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  62,520 57
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  639,116 581
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  3,007,207 2,917

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  1,150,226 1,086
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  3,327,985 3,201
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  380,037 366
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  850,819 829
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  939,644 891
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33  1,589,560 1,573
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  948,408 947
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  3,270,948 3,323
U.S. Treasury Notes, 0.125%, 5/31/23  285,000 284
U.S. Treasury Notes, 0.125%, 8/31/23  945,000 930
U.S. Treasury Notes, 0.25%, 6/15/23  105,000 104
U.S. Treasury Notes, 0.25%, 5/31/25  4,095,000 3,789
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 345
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 105
U.S. Treasury Notes, 0.875%, 6/30/26  1,710,000 1,567
U.S. Treasury Notes, 1.25%, 8/15/31  2,145,000 1,815
U.S. Treasury Notes, 1.625%, 8/15/29  950,000 852
U.S. Treasury Notes, 1.875%, 2/28/27  2,720,000 2,551
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 323
U.S. Treasury Notes, 2.75%, 5/15/25  520,000 507
U.S. Treasury Notes, 2.75%, 8/15/32  605,000 572
U.S. Treasury Notes, 3.50%, 2/15/33  815,000 820
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 741
U.S. Treasury Notes, 4.125%, 9/30/27  2,620,000 2,679
U.S. Treasury Notes, 4.125%, 10/31/27  1,440,000 1,474
68,009
Total United States (Cost
$655,064
)
698,624
VIETNAM 0.2%
Common Stocks 0.2%
Airports Corp. of Vietnam  (1) 10,700 35
Asia Commercial Bank  (1) 245,193 271
Bank for Foreign Trade of Vietnam  (1) 27,432 106
Binh Minh Plastics  13,600 45
FPT  139,232 498
FPT Digital Retail  12,300 34
Hoa Phat Group  470,700 436
Khang Dien House Trading & Investment  (1) 11,140 14
Military Commercial Joint Stock Bank  (1) 175,950 142
Mobile World Investment  37,600 64
Nam Long Investment  80,366 115
Phu Nhuan Jewelry  46,600 155
Saigon Beer Alcohol Beverage  5,000 37
Vietnam Dairy Products  52,800 158

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Vietnam Engine & Agricultural Machinery  70,700 112
Vietnam Technological & Commercial Joint Stock Bank  (1) 20,000 27
Total Vietnam (Cost
$2,119
)
2,249
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Treasury Reserve Fund, 4.83%  (7)(12) 22,164,241 22,164
Total Short-Term Investments (Cost $22,164) 22,164
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.83%  (7)(12) 4,567,974 4,568
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 4,568
Total Securities Lending Collateral (Cost $4,568) 4,568
Total Investments in Securities
100.3% of Net Assets
(Cost $904,679) $ 987,517
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$17,288 and represents 1.8% of net assets.
(3) See Note 4 . All or a portion of this security is on loan at April 30, 2023.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,394 and represents 0.1% of net assets.
(5) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) Escrowed to maturity
(10) All or a portion of this security is pledged to cover or as collateral for written call options at April 30, 2023.
(11) At April 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/16/23 @ $75.00 2,449 18,456 (240)
Goldman Sachs
Julius Baer Group, Call,
5/19/23 @ 65.00 (CHF) 1 6 —
Morgan Stanley
S&P 500 Index, Call,
6/16/23 @ $4,175.00 111 46,281 (1,038)
Total Options Written (Premiums $(1,175)) $ (1,278)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 5/31/23 JPY 2,647 USD 20 $ —
JPMorgan Chase 5/31/23 USD 4,051 AUD 6,124 (7)
JPMorgan Chase 5/31/23 USD 5,698 CHF 5,046 29
JPMorgan Chase 5/31/23 USD 1,734 DKK 11,671 5
JPMorgan Chase 5/31/23 USD 19,023 EUR 17,185 48
JPMorgan Chase 5/31/23 USD 299 GBP 238 —
JPMorgan Chase 5/31/23 USD 8,078 GBP 6,473 (63)
JPMorgan Chase 5/31/23 USD 1,447 HKD 11,340 —
JPMorgan Chase 5/31/23 USD 51 HKD 398 —
JPMorgan Chase 5/31/23 USD 242 ILS 887 (2)
JPMorgan Chase 5/31/23 USD 11,698 JPY 1,556,175 217
JPMorgan Chase 5/31/23 USD 358 NOK 3,795 2
JPMorgan Chase 5/31/23 USD 6 NOK 67 —
JPMorgan Chase 5/31/23 USD 120 NZD 195 (1)
JPMorgan Chase 5/31/23 USD 1,895 SEK 19,476 (8)
JPMorgan Chase 5/31/23 USD 703 SGD 937 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 220

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 66 MSCI EAFE Index contracts 6/23 (7,094) $ (437)
Long, 63 S&P 500 E-Mini Index contracts 6/23 13,194 255
Long, 27 U.S. Treasury Long Bond contracts 6/23 3,555 159
Long, 53 U.S. Treasury Notes five year contracts 6/23 5,816 80
Long, 12 U.S. Treasury Notes ten year contracts 6/23 1,382 42
Long, 3 U.S. Treasury Notes two year contracts 6/23 618 6
Short, 13 Ultra U.S. Treasury Notes ten year contracts 6/23 (1,579) (51)
Net payments (receipts) of variation margin to date 115
Variation margin receivable (payable) on open futures contracts $ 169

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 7.47%  $ 2,378 $ (2,860) $ 477
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class, 6.86%  (446) 3,492 768
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.54%  (553) 3,774 1,072
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.63%  (271) 538 608
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.07%  36 635 805
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  2,718 (1,284) 410
T. Rowe Price International Bond Fund - I Class,
3.53%  (372) 3,020 258
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.54%  (99) 249 56
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  221 (121) 711
T. Rowe Price Government Reserve Fund, 4.83% — — —++
T. Rowe Price Treasury Reserve Fund, 4.83% — — 599
Affiliates not held at period end (353) 479 77
Totals $ 3,259# $ 7,922 $ 5,841+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
04/30/23
T. Rowe Price Dynamic Global
Bond Fund - I Class, 7.47%  $ 20,913 $ 2,855 $ — $ 20,908
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.86%  22,528 767 1,947 24,840
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.54%  35,764 1,071 1,802 38,807
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.63%  16,193 609 5,271 12,069
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.07%  21,807 1,841 — 24,283
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  55,376 3,296 4,168 53,220
T. Rowe Price International
Bond Fund - I Class, 3.53%  26,115 2,257 1,372 30,020
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.54%  5,944 531 3,323 3,401
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  27,945 932 — 28,756
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  13,271 589 14,339 —
T. Rowe Price Government
Reserve Fund, 4.83% 3,151   ¤   ¤ 4,568
T. Rowe Price Treasury Reserve
Fund, 4.83% 26,870   ¤   ¤ 22,164
Total $ 263,036^
# Capital gain distributions from underlying Price funds represented $6,516 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $5,841 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $299,832.

T. ROWE PRICE Global Allocation Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $904,679) $ 987,517
Receivable for investment securities sold 3,810
Dividends and interest receivable 1,606
Foreign currency (cost $1,229) 1,233
Receivable for shares sold 590
Unrealized gain on forward currency exchange contracts 301
Variation margin receivable on futures contracts 169
Cash 4
Other assets 2,004
Total assets 997,234
Liabilities
Obligation to return securities lending collateral 4,568
Payable for investment securities purchased 3,240
Payable for shares redeemed 1,656
Options written (premiums $1,175) 1,278
Investment management fees payable 439
Unrealized loss on forward currency exchange contracts 81
Due to affiliates 23
Other liabilities 1,365
Total liabilities 12,650
NET ASSETS $ 984,584

T. ROWE PRICE Global Allocation Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 40,591
Paid-in capital applicable to 72,716,832 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 943,993
NET ASSETS $ 984,584
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $736,512; Shares outstanding: 54,418,364) $ 13.53
Advisor Class
(Net assets: $3,655; Shares outstanding: 271,753) $ 13.45
I Class
(Net assets: $244,417; Shares outstanding: 18,026,715) $ 13.56

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $380) $ 11,061
    Interest 1,880
Securities lending 20
Total income 12,961
Expenses
Investment management 3,372
Shareholder servicing
Investor Class $ 374
Advisor Class 3
I Class 13 390
Rule 12b-1 fees
Advisor Class 6
Prospectus and shareholder reports
Investor Class 38
I Class 4 42
Custody and accounting 143
Legal and audit 61
Registration 40
Directors 2
Miscellaneous 15
Waived / paid by Price Associates (762)
Total expenses 3,309
Net investment income 9,652

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $73) (886)
Futures (1,700)
Options written 1,877
Forward currency exchange contracts (3,714)
Foreign currency transactions 6
Capital gain distributions from mutual funds 6,516
Net realized gain 2,099
Change in net unrealized gain / loss
Securities 71,854
Futures 246
Options written (167)
Forward currency exchange contracts (330)
Other assets and liabilities denominated in foreign currencies 81
Change in net unrealized gain / loss 71,684
Net realized and unrealized gain / loss 73,783
INCREASE IN NET ASSETS FROM OPERATIONS
$ 83,435

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,652 $ 15,538
Net realized gain (loss) 2,099 (257)
Change in net unrealized gain / loss 71,684 (229,827)
Increase (decrease) in net assets from operations 83,435 (214,546)
Distributions to shareholders
Net earnings
Investor Class (22,307) (72,421)
Advisor Class (123) (451)
I Class (8,145) (13,897)
Decrease in net assets from distributions (30,575) (86,769)
Capital share transactions
*
Shares sold
Investor Class 51,868 130,313
Advisor Class 573 1,109
I Class 38,201 140,314
Distributions reinvested
Investor Class 14,937 50,861
Advisor Class 116 446
I Class 7,911 13,847
Shares redeemed
Investor Class (77,937) (269,231)
Advisor Class (1,762) (2,191)
I Class (56,809) (45,656)
Increase (decrease) in net assets from capital share
transactions (22,902) 19,812

T. ROWE PRICE Global Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Net Assets
Increase (decrease) during period 29,958 (281,503)
Beginning of period 954,626 1,236,129
End of period $ 984,584 $ 954,626
*Share information (000s)
Shares sold
Investor Class 3,924 8,898
Advisor Class 44 77
I Class 2,911 9,740
Distributions reinvested
Investor Class 1,166 3,322
Advisor Class 9 29
I Class 617 902
Shares redeemed
Investor Class (5,895) (18,927)
Advisor Class (132) (157)
I Class (4,275) (3,280)
Increase (decrease) in shares outstanding (1,631) 604

T. ROWE PRICE Global Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global Allocation Fund (Investor Class), the Global
Allocation Fund–Advisor Class (Advisor Class), and the Global Allocation Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as
Shares redeemed and Shares sold, respectively. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Global Allocation Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result

T. ROWE PRICE Global Allocation Fund

in no gain or loss and no tax consequences for the fund. During the six months ended
April 30, 2023, the fund accepted $13,112,000 of in-kind subscriptions, all of which were from other T. Rowe Price funds.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Global Allocation Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Global Allocation Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward

T. ROWE PRICE Global Allocation Fund

exchange rate. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 120,084 $ — $ 120,084
Bond Mutual Funds 154,328 — — 154,328
Common Stocks 300,036 226,453 230 526,719
Convertible Preferred Stocks — — 1,274 1,274
Equity Mutual Funds 81,976 — — 81,976
Preferred Stocks — 1,251 — 1,251
Private Investment Companies — — 75,153 75,153
Short-Term Investments 22,164 — — 22,164
Securities Lending Collateral 4,568 — — 4,568
Total Securities 563,072 347,788 76,657 987,517
Forward Currency Exchange
Contracts — 301 — 301
Futures Contracts* 542 — — 542
Total $ 563,614 $ 348,089 $ 76,657 $ 988,360
Liabilities
Options Written $ — $ 1,278 $ — $ 1,278
Forward Currency Exchange
Contracts — 81 — 81
Futures Contracts* 488 — — 488
Total $ 488 $ 1,359 $ — $ 1,847
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
April 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2023, totaled $1,080,000 for the six months ended April 30, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
4/30/23
Investment in Securities
Common Stocks $ 170 $ 139 $ — $ (79) $ 230
Convertible Preferred Stocks 1,351 (201) 144 (20) 1,274
Private Investment Companies 77,741 1,412 — (4,000) 75,153
Total $ 79,262 $ 1,350 $ 144 $ (4,099) $ 76,657

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$230 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
4.7x
– 13.3x
10.5x Increase
Gross profit
growth rate
27%
- 34%
29% Increase
Enterprise
value to sales
multiple
1.9x
– 10.2x
7.0x Increase
Sales growth
rate
27%
- 29%
27% Increase
Price-to-
earnings
multiple
7.4x
– 17.5x
12.5x Increase
Dividend yield 4.98% 4.98% Increase
Discount for
uncertainty
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,274 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
4.4x
– 13.3x
6.7x Increase

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
25%
- 34%
27% Increase
Enterprise
value to sales
multiple
1.3x
– 10.2x
3.0x Increase
Sales growth
rate
0% - 90% 40% Increase
Enterprise
value to
EBITDA
multiple
7.5x 7.5x Increase
EBITDA
growth rate
65% 65% Increase
Projected
enterprise
value to sales
multiple
2.9x
– 10.0x
5.5x Increase
Projected
enterprise
value to
EBITDA
multiple
10.5x
– 15.1x
13.7x Increase
Discount rate
for cost of
capital
25%
- 40%
31% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 75,153 Rollforward of
Investee NAV
Estimated
return
0.19% 0.19% Increase

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Global Allocation Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 287
Foreign exchange derivatives Forwards 301
Equity derivatives Futures 255
*
Total $ 843
*
Liabilities
Interest rate derivatives Futures $ 51
Foreign exchange derivatives Forwards 81
Credit derivatives Options Written 240
Equity derivatives
Futures
,
Options Written 1,475
Total $ 1,847
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (438) $ — $ (438)
Foreign exchange derivatives — — (3,714) (3,714)
Credit derivatives 732 — — 732
Equity derivatives 1,145 (1,262) — (117)
Total $ 1,877 $ (1,700) $ (3,714) $ (3,537)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 861 $ — $ 861
Foreign exchange derivatives — — (330) (330)
Credit derivatives (54) — — (54)
Equity derivatives (113) (615) — (728)
Total $ (167) $ 246 $ (330) $ (251)

T. ROWE PRICE Global Allocation Fund

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of April 30, 2023, securities valued at $1,544,000 had been pledged or posted by the fund to counterparties

T. ROWE PRICE Global Allocation Fund

for bilateral derivatives. As of April 30, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of April 30, 2023, securities valued at $1,353,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5%
and 6% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the

T. ROWE PRICE Global Allocation Fund

amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
April 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was approximately 3% of net assets.
Options   The fund is subject to credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on
unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended April 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was approximately 7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE Global Allocation Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

T. ROWE PRICE Global Allocation Fund

Investment in Blackstone Partners Offshore Fund  The fund invested in Blackstone
Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone
Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss.
Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights.
In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of April 30, 2023, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives

T. ROWE PRICE Global Allocation Fund

collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2023, the value of loaned securities was $4,346,000;
the value of cash collateral and related investments was $4,568,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $233,478,000 and $278,076,000, respectively, for the six months ended
April 30, 2023. Purchases and sales of U.S. government securities aggregated
$25,218,000 and $20,380,000, respectively, for the six months ended April 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2022, the fund had $8,095,000 of available capital loss carryforwards.

T. ROWE PRICE Global Allocation Fund

At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $921,973,000. Net unrealized gain aggregated $64,554,000 at period-end, of which $148,800,000 related to appreciated investments and $84,246,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2023, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding

T. ROWE PRICE Global Allocation Fund

interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended April 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $76,000 remain subject to repayment by the fund at April 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Advisor Class I Class
Expense limitation/I Class Limit 1.15% 0.05%
Expense limitation date 02/29/24 02/29/24
(Waived)/repaid during the period ($000s) $—
(1)
$(20)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Global Allocation Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended April 30, 2023, expenses incurred pursuant to these service agreements were $59,000 for Price Associates; $85,000 for T. Rowe Price Services, Inc.; and $1,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.

T. ROWE PRICE Global Allocation Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended April 30, 2023, are as follows:
Total management fee waived was allocated ratably in the amounts of $550,000, $4,000 and $188,000 for the Investor Class, Advisor Class and I Class, respectively, for the six months ended April 30, 2023.
As of April 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 15,533,328 shares of the Investor Class, representing 29% of the Investor Class's net assets.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.49% $ 50
T. Rowe Price Emerging Markets Local Currency Bond
Fund - I Class 0.65% 69
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 135
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 41
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 58
T. Rowe Price Integrated U.S. Small-Mid Cap Core
Equity Fund - I Class 0.64% 158
T. Rowe Price International Bond Fund - I Class 0.49% 65
T. Rowe Price International Bond Fund (USD Hedged)
- I Class 0.49% 14
T. Rowe Price Multi-Strategy Total Return Fund - I Class 1.00% 128
T. Rowe Price U.S. Large-Cap Core Fund - I Class 0.54% 24
Total Management Fee Waived $ 742

T. ROWE PRICE Global Allocation Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2023, this reimbursement amounted to $6,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Global Allocation Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Allocation Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Global Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, T. Rowe Price Japan,
Inc., and T. Rowe Price Singapore Private Ltd. (Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts.
The independent directors were assisted in their evaluation of the Advisory Contract and
Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE Global Allocation Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Allocation Fund

average daily net assets—and the fund pays its own expenses of operations. Under each
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the burden of higher operating costs until the fund achieves greater scale. In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Global Allocation Fund

quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group, Advisor Class Expense Group,
and Expense Universe), and the fund’s total expenses ranked in the first quintile (Investor
Class Expense Group and Advisor Class Expense Group) and second quintile (Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F154-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023